Summary of Significant Accounting Policies - Inventory (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Inventory [Line Items]
Inventory Write-down	$ 2,132,000	$ 0
Edge Units [Member]
Inventory [Line Items]
Inventory Write-down	$ 1,600,000